RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

(i)Related Parties

Name of Related Parties	Relationship with the Company
Beijing Puhui Sizhong Technology Limited Company	A company controlled by Mr. Changxun Sun
Changxun Sun, Zhiqiang Xu, Muchao Deng	Three management employees
Beijing Jingu Shitong Technology Co., Ltd	An equity investee
Hi Sun Technology (China) Limited	A company that controls Main Access Limited, an entity that is a shareholder of the Company

(ii)The Company had the following related party transactions for the years ended December 31, 2018, 2019 and 2020:

		Year ended December 31,
	Note	2018	2019	2020

Interest free loans provided to related parties:
-Three management employees	(a)	4,000,000	—	2,550,000
-Beijing Jingu Shitong Technology Co., Ltd	(a)	—	—	1,400,000

Interest free loans collected from related parties:
-Three management employees	(a)	3,180,000	310,000	4,160,000

Cloud-based UC&C services provided to a related party:
-Hi Sun Technology (China) Limited	(b)	38,524,686	38,280,256	25,681,928

Sub-lease income from an equity investee:
-Beijing Jingu Shitong Technology Co., Ltd	(c)	—	—	316,981

Project development services purchased from a related party:
-Hi Sun Technology (China) Limited	(d)	1,287,644	7,901,958	386,321

Research and development services purchased from a related party:
-Hi Sun Technology (China) Limited	(d)	—	—	6,006,664

Rental expenses paid for a related party:
-Beijing Puhui Sizhong Technology Limited Company	(e)	130,000	100,000	150,000

(a)	Interest free loans provided to and collected from related parties

For the years ended December 31, 2018, 2019 and 2020, the Company provided interest-free loans of RMB 4,000,000, nil and RMB2,550,000, respectively, to the three management employees of the Group. For the years ended December 31, 2018, 2019 and 2020, the Company collected interest-free loans of RMB3,180,000, RMB310,000 and RMB4,160,000, respectively, from the three management employees of the Group. As of December 31, 2019 and 2020, the amounts due from the three management employees were RMB2,510,000, and RMB900,000, respectively. The Company received repayments of RMB900,000 in cash from the three management employees of the Group in January 2021.

For the year ended December 31, 2020, the Company provided interest-free loans of RMB1,400,000 to Beijing Jingu Shitong Technology Co., Ltd. (“Jingu”). As of December 31, 2020, the amount due from Jingu was RMB1,400,000. The Company received RMB1,400,000 in cash from Jingu in January 2021.

(b)	Cloud-based UC&C services provided to a related party

The Company provided Cloud-based UC&C services to subsidiaries of Hi Sun Technology (China) Limited (“Hi Sun Group”), a company which controls Main Access Limited, one of the Company’s shareholders. Revenues of RMB38,524,686, RMB38,280,256 and RMB25,681,928 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2018, 2019 and 2020, respectively. Amounts due from Hi Sun Group were RMB12,501,982 and RMB9,447,148 as of December 31, 2019 and 2020, which are included in accounts receivable - a related party, net on the consolidated balance sheets. Deposits for performance guarantee, which are included in amounts due from related parties on the consolidated balance sheets, were RMB3,935,606 as of December 31, 2019 and 2020, respectively.

(c)	Sub-lease income from an equity investee

For the year ended December 31, 2020, the Group leased office to Jingu with sub-lease income of RMB316,981. As of December 31, 2020, the amount due from the equity investee was RMB39,623.

(d)	Outsourcing services purchased from a related party

The Company purchased project development services from Hi Sun Group, which is included in cost of revenues of RMB1,287,644, RMB7,901,958 and RMB386,321 for the years ended December 31, 2018, 2019 and 2020, respectively and research and development services, which is included in research and development expenses of nil, nil and RMB6,006,664 for the years ended December 31, 2018, 2019 and 2020, respectively. Amounts due to Hi Sun Group were RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively, which is included in amounts due to a related party on the consolidated balance sheets.

(e)	Rental expenses paid for a related party

For the years ended December 31, 2018, 2019 and 2020, the Group paid rental expenses of RMB130,000, RMB100,000 and RMB150,000, respectively on behalf of Beijing Puhui Sizhong Technology Limited Company (“Puhui Sizhong”), a company affiliated with Mr. Changxun Sun, the Group’s founder and a board member. The Group did not expect to collect the amount paid from Puhui Sizhong and therefore recognized the rental expenses paid on behalf of Puhui Sizhong as general and administrative expenses.

(iii)The Company had the following related party balances as of December 31, 2019 and 2020:

		December 31,
	Note	2019	2020

Accounts receivable - a related party, net:
-Hi Sun Technology (China) Limited	(b)	12,501,982	9,447,148

Amounts due from related parties:
-Three management employees	(a)	2,510,000	900,000
-Beijing Jingu Shitong Technology Co., Ltd	(a) (c)	—	1,439,623
-Hi Sun Technology (China) Limited	(b)	3,935,606	3,935,606
Total amounts due from related parties		6,445,606	6,275,229

Amounts due to a related party:
-Hi Sun Technology (China) Limited	(d)	3,180,095	2,813,041